November 18, 2016

VIA EDGAR AND HAND DELIVERY

Katherine Wray

Office of Information Technologies and Services

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Re:	GetGo, Inc.
Registration Statement on Form 10-12G
Filed October 20, 2016
File No. 000-55706

Dear Ms. Wray:

On behalf of GetGo, Inc., a Delaware corporation (“GetGo”), we are acknowledging receipt of comments from the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”) by letter dated November 7, 2016 (the “Comment Letter”) addressed to GetGo and LogMeIn, Inc., a Delaware corporation (“LMI”), which Comment Letter references GetGo’s Registration Statement on Form 10-12G (File No. 000-55706) (the “Form 10”).

Concurrently with this letter, LMI is responding to the Staff’s comments on Amendment No. 1 to the Registration Statement on Form S-4 filed by LMI on October 20, 2016 (File No. 333-213651) (the “Form S-4”) provided in the Comment Letter, and LMI is filing Amendment No. 2 to the Form S-4 (the “Form S-4 Amendment”). GetGo is also filing Amendment No. 1 to the Form 10 (the “Form 10 Amendment No. 1”), which includes revisions to incorporate the Form S-4 Amendment by reference. We are also mailing to the Staff’s attention a copy of this letter, together with marked copies of the Form 10 Amendment No. 1.

Please do not hesitate to contact me at (617) 570-8311 with any questions or comments you may have regarding the Form 10 Amendment No. 1 or any related matters.

Sincerely,

/s/ Lisa R. Haddad

Lisa R. Haddad

cc:	Mitchell Austin, Securities and Exchange Commission

Melissa Kindelan, Securities and Exchange Commission

Kathleen Collins, Securities and Exchange Commission

Christopher S. Hylen, GetGo, Inc.

William R. Wagner, LogMeIn, Inc.

Susan L. Mazur, Latham & Watkins LLP